Schedule of movements in ordinary shares (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended			12 Months Ended					24 Months Ended
		Jul. 29, 2022	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022	Jul. 29, 2024
IfrsStatementLineItems [Line Items]
Balance			$ (40,537)	$ (4,042)	$ 3,746	$ 3,746		$ 21,615		$ 40,418
Capital raises			6,703	2,265	596	2,861		5,054		122
Employee share scheme issues				393	207	600		147		2,012
Balance			$ (37,916)	(40,537)	$ (4,042)	$ (40,537)		$ 3,746		21,615
Exercise price											$ 0.0001
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, shares			4,439,733		25,651,140	25,651,140		21,318,118
Balance			$ 533	387	$ 308	$ 308		$ 256		222
Number of ordinary shares issued		4,230,770,000				1,715,191	[1]	4,230,770	[1]
Capital raises			510	142	64	$ 206	[1]	$ 51	[1]	1
Employee share scheme issues, Shares	[2]					282,836		102,252
Employee share scheme issues				$ 4,000	15	$ 19	[2]	$ 1	[2]	$ 8
Reverse stock split	[3]					(23,209,434)
Reverse stock split	[3]
Balance, shares				4,439,733		4,439,733		25,651,140		21,318,118
Balance			1,043	$ 533	387	$ 533		$ 308		$ 256
Exercise price											$ 1.30
Share premium [member]
IfrsStatementLineItems [Line Items]
Balance			108,220	105,617	105,018	105,018		99,418		76,229
Capital raises			6,440	2,263	599	2,862	[1]	5,449	[1]	243
Employee share scheme issues				340,000		340	[2]	151	[2]	2,287
Reverse stock split	[3]
Balance			114,660	108,220	105,617	108,220		105,018		99,418
Issued capital and share premium [member]
IfrsStatementLineItems [Line Items]
Balance			$ 108,753		$ 105,326	105,326		99,674
Capital raises	[1]					3,068		5,500
Employee share scheme issues	[2]					359		152
Reverse stock split	[2]
Balance				$ 108,753		$ 108,753		$ 105,326		$ 99,674

[1]	During the year ended June 30, 2024, the company issued 1,715,191 million shares to capital market investors through At the Market issuances and registered direct offerings, raising $3.1 million in gross proceeds.
[2]	During the year ended June 30, 2024, 282,836 shares (year ended June 30, 2023: 102,252) were issued to employees and directors of the Company and consultants to the Company under the Omnibus Incentive Plan.
[3]	On October 4, 2023, the Company announced a one-for-ten (1-10) reverse stock split and par value change of its Ordinary Shares which began trading on a post-split basis on October 6, 2023.